Related Party Transactions - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 EUR (€) shares Employees	Sep. 30, 2020 EUR (€) Employees	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 31, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 21, 2020 EUR (€)	Jul. 20, 2020 EUR (€)	Jul. 20, 2020 USD ($)	Mar. 09, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Share premium	€ 4,896,892,000		€ 288,539,000	€ 139,752,000
Key management personnel compensation	€ 3,228,815	€ 2,764,815
Number of employees received remunerations and benefits | Employees	11	8
Current borrowings	€ 5,958,000		4,255,000	3,045,000
Expense recognised during period for options with employees	3,023,223		9,326,000	€ 0	€ 0
Equity-settled share-based payments	€ 7,562,000		24,747,000
Kinetik loan [Member]
Disclosure of transactions between related parties [line items]
Loans received						€ 1,402,000
Current borrowings		€ 10,000,000
Roborace Ltd [Member]
Disclosure of transactions between related parties [line items]
Contributions to share premium								€ 57,000
Arrival Solutions Germany GmbH [Member]
Disclosure of transactions between related parties [line items]
Cash transferred		25,000									€ 25,000
Roborace Inc [Member]
Disclosure of transactions between related parties [line items]
Cash transferred		8,700					$ 10,000		€ 8,700	$ 10,000
Five Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Number of restricted stock units received by directors | shares	50,000
Wages and Salaries Social Contributions Other Benefits and Onetime Bonus [Member]
Disclosure of transactions between related parties [line items]
Number of employees received remunerations and benefits | Employees	4
Short-term employee benefits expense	€ 13,392,000
RSP Loans [Member]
Disclosure of transactions between related parties [line items]
Oustanding loans	2,200,005		8,300,016
Kinetik [Member]
Disclosure of transactions between related parties [line items]
Financial assets, at fair value			12,500,000
Loans received			11,402,000
Share premium			€ 57,000
Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Expense recognised during period for options with employees	970,964	€ 0
Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	520,078
Equity-settled share-based payments	€ 291,053